Long-Term Debt Covenants Description (Details)	6 Months Ended
Jun. 30, 2019
Debt Instrument [Line Items]
Debt Instrument Covenant Description	As of June 30, 2019 and December 31, 2018 the Partnership was in compliance with all financial debt covenants.